Trade receivables, prepayments and other receivables - Summary of the aging analysis of trade receivables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Within 1 year	¥ 318,044	¥ 302,482
More than 1 year	318,044	302,482
Trade receivables gross	318,044	302,482
Not later than one year [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Within 1 year	179,986	182,978
More than 1 year	179,986	182,978
Trade receivables gross	179,986	182,978
Later than one year [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Within 1 year	138,058	119,504
More than 1 year	138,058	119,504
Trade receivables gross	¥ 138,058	¥ 119,504